Condensed Financial Information of Parent Company	12 Months Ended
Dec. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company
Condensed Financial Information of Parent Company
The Company has no material assets or standalone operations other than its ownership in Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC.
There are significant restrictions on the Zoe's Kitchen, Inc. parent company's ability to obtain funds from any of its subsidiaries through dividends, loans or advances; specifically, the Company's consolidated subsidiaries are restricted by the Credit Facility on making dividend payments to the Zoe's Kitchen, Inc. parent company in an amount exceeding $0.3 million per fiscal year and $1.0 million in aggregate. Accordingly, this condensed financial information has been presented on a "Parent-only" basis. Under a Parent-only presentation, the Company's investments in its consolidated subsidiaries are presented under the equity method of accounting.
The following tables present the financial position of the Company as of December 30, 2013 and December 31, 2012 and the results of its operations for the years-ended December 30, 2013, December 31, 2012, and December 26, 2011.

Zoe's Kitchen, Inc.
Condensed Balance Sheet

	2013	2012
Assets
Investments in Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC	$33,578,506	$37,220,167
Total assets	$33,578,506	$37,220,167
Stockholder's Equity
Common stock, $0.01 par value, 135,000,000 shares authorized, 12,561,414 shares issued, outstanding and actual	125,614	125,614
Additional paid-in capital	45,073,893	45,000,458
Accumulated deficit	(11,621,001)	(7,905,905)
Total stockholder's equity	$33,578,506	$37,220,167

Zoe's Kitchen, Inc
Condensed Statements of Operations

	2013	2012	2011
Equity in net loss of Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC	$(3,715,096)	$(252,895)	$(26,925)
Net and comprehensive loss	$(3,715,096)	$(252,895)	$(26,925)

Basic and diluted net loss per share	$(0.30)	$(0.02)	$—

Basic and diluted weighted average shares outstanding	12,561,414	12,561,414	12,561,414

At December 30, 2013, restricted net assets of the Company's consolidated subsidiaries approximated $32.6 million. For the years ended December 30, 2013, December 31, 2012 and December 26, 2011, the Company's consolidated subsidiaries did not pay any cash dividends to Zoe's Kitchen, Inc. parent company. A statement of cash flows has not been presented as the Zoe's Kitchen, Inc. parent company did not have any cash as of or for the years ended December 30, 2013, December 31, 2012, or December 26, 2011.